STOCKHOLDERS' EQUITY - Common Stock Shares (Details)	1 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Oct. 12, 2021 $ / shares	Jan. 12, 2021 $ / shares	Oct. 12, 2020 $ / shares	Dec. 31, 2019 $ / shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)			5,000,000	30,000,000	5,000,000
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)			1,437,500	2,479,936	1,437,500
Common shares, shares outstanding (in shares)			1,437,500	2,479,936	1,437,500
Common stock subject to possible redemption, outstanding (in shares)			0	5,077,564	0
Ratio to be applied to the stock in the conversion				0.10	0.10
Aggregate purchase price | $		$ 1,700,000	$ 25,000	$ 1,700,000
Purchase price, per unit | $ / shares						$ 0.10	$ 10.00	$ 10.00
Chardan
Class of Stock [Line Items]
Number of shares issued	170,000
Aggregate purchase price | $	$ 1,700,000
Purchase price, per unit | $ / shares	$ 10.00								$ 10.00
Common stock subject to redemption
Class of Stock [Line Items]
Common stock subject to possible redemption, outstanding (in shares)			0	5,077,564	0